Average Annual Total Returns - Allspring Income Plus ETF - Income Plus ETF [Member]		12 Months Ended	13 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	4.95%
Allspring Income Plus ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.49%	5.94%
Performance Inception Date	Dec. 04, 2024
Allspring Income Plus ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.30%	3.75%
Performance Inception Date	Dec. 04, 2024
Allspring Income Plus ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.40%	3.59%
Performance Inception Date	Dec. 04, 2024